Business Combination and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of goodwill
	2019	2020	2021
Balance as of January 1,	40,218	40,218	40,218
Addition during the year	-	-	110,778
Balance as of December 31,	40,218	40,218	150,996

Schedule of contingent consideration payables
	As of December 31,
	2020	2021
Current accrued expense and other payables	18,862	-

Schedule of identifiable assets acquired and liabilities assumed in the business combination
	Note
Fair value of consideration		76,496
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		17,776
Property and equipment		166
Intangible assets	(i)	52,047
Other assets		326
Accounts payable		(1,355)
Contract liabilities	(ii)	(6,341)
Deferred tax liabilities		(13,496)
Deferred revenue from governments	(ii)	(6,100)
Other liabilities		(6,745)
Total identifiable net assets at fair values		36,278
Goodwill	(iii)	40,218

Fair value of consideration	20,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,344
Property and equipment	581
Accounts receivable	39
Other assets	2,744
Accounts payable	(193)
Other liabilities	(17,504)
Total identifiable net assets at fair values	(12,989)
Total shareholder interest on acquisition of subsidiary	32,989

Fair value of consideration	24,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,172
Property and equipment	2
Accounts receivable	1,467
Other assets	19,978
Other liabilities	(28,466)
Total identifiable net assets/(liabilities) at fair value	(5,847)
Goodwill	30,347

Fair value of consideration	76,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,631
Property and equipment	83
Accounts receivable	29
Other assets	106
Other liabilities	(6,617)
Total identifiable net liabilites at fair values	(4,768)

Less: non-controlling interests	837
Goodwill	80,431